ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)				1 Months Ended				12 Months Ended
	Sep. 05, 2018	May 09, 2018	Oct. 10, 2017	Aug. 31, 2019	Oct. 25, 2018	Jul. 26, 2018	Jun. 01, 2017	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2016	Sep. 04, 2019	Aug. 01, 2019	Jul. 31, 2019	Dec. 01, 2018	Mar. 21, 2018	Mar. 19, 2018	Mar. 10, 2018	Jan. 22, 2016
Organization And Business Operations [Line Items]
Entity incorporation, date of incorporation									Jul. 29, 2013
Loan amount				$ 1,280,000				$ 1,280,000			$ 1,049,600
Loan, interest rate				10.00%				10.00%			10.00%
Term of loan				1 year				1 year			5 months 28 days
Ownership interest sold by former officer																		83.00%
Revenues										$ 2,820,000
Payments made to patent agreements			$ 50,000,000
Cash payment for intellectual property in Aura Blocks LTD																	$ 20,000,000
Shares issued to consultants																1,100,000
Common Shares issued to JPC Fintech Mimited															2,400,000
Market Value of Shares Issued to JPC Fintech Limited															$ 7,200,000
All In One Media Ltd [Member]
Organization And Business Operations [Line Items]
Common shares held	200,000
Obligation to pay Licensor	$ 76,800,000
Payments made to patent agreements	$ 46,086,200
Sale of investment								$ 85,760,000
Proceeds on sale of investment								$ 8,953,800
Patent License Agreement [Member]
Organization And Business Operations [Line Items]
Term of Agreement							5 years
Obligation to pay Licensor							$ 50,000,000
Royaly Fee on proceeds							$ 0.20
Payment due within days of agreement							30 days
Anyone Pictures Limited [Member]
Organization And Business Operations [Line Items]
Common shares held												242,980
Sale of investment				$ 422,400
Proceeds on sale of investment				$ 59,792
Loan Agreement
Organization And Business Operations [Line Items]
Loan amount												$ 104,704,000	$ 104,704,000
Loan, interest rate												10.00%	10.00%
Term of loan												1 year	1 year
StarEastnet
Organization And Business Operations [Line Items]
Common shares held														171,000
Investment Agreement Step 1 [Member] | iCrowdU [Member]
Organization And Business Operations [Line Items]
Shares of iCrowdU purchased		228,013
Price Per Share of iCrowdU purchased		$ 1.228
Total Consideration to iCrowdU		$ 28,000,000
Shares of Common Stock given in exchange with iCrowdU		2,000,000
Shares of Common Stock received in exchange with iCrowdU		2,000,000
iCrowdU Investment Total		$ 193,500,000
Percent of iCrowdU Proposed to Purchase						40.00%
Common Shares proposed to be issued in exchange						8,000,000
Value of proposed investment in iCrowdU						$ 1,000,000,000
Shares cut not delivered						8,000,000
Consultancy Agreement [Member] | Holtermann Wright Hadic [Member]
Organization And Business Operations [Line Items]
Shares of Common Stock Issued to each consultant		200,000
Termination and Release Agreementt [Member] | iCrowdU [Member]
Organization And Business Operations [Line Items]
Settlement of outstanding expenses and costs incurred by iCrowdU					644490.00%